Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
TAXES

Note 13 – TAXES

Income tax

Income tax expense includes a provision for federal, state and foreign taxes based on the annual estimated effective tax rate applicable to the Company and its subsidiaries, adjusted for items which are considered discrete to the period.

A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:

	For the years ended March 31
	2026	2025	2024
China income taxes	25.0%	25.0%	25.0%
Impact of US and HK tax rate	3.1	(7.5)	9.9
Non-deductible expenses-permanent difference	(0.2)	(1.0)	5.0
Change in valuation allowance	(20.6)	(69.5)	(34.9)
Effective tax rate	7.3%	(53.0)%	5.0%

Deferred tax assets,(liabilities) net are composed of the following:

	March 31, 2026	March 31, 2025
Deferred tax assets:
Net operating loss carry-forwards	$10,314,368	$9,596,477
Bad debt	541,223	619,291
Total deferred tax assets, gross	10,855,591	10,215,768
Valuation allowance	(10,742,345)	(10,186,112)
Total deferred tax assets, net	$113,246	$29,656
Deferred tax liabilities:
Intangible assets from acquisition	469,599	521,777
Total deferred tax liabilities	$469,599	$521,777

Deferred tax assets(liabilities), net	$(356,353)	$(492,121)

The Company has recorded $0 unrecognized benefit as of March 31, 2026. On the information currently available, the Company does not anticipate a significant increase or decrease to its unrecognized benefit within the next 12 months.